Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013
Defined Benefit Plan Disclosure [Line Items]
Additional compensation of employer	10.00%
Description for applicability of compensation program	Distributions from the applicable trust are made upon or shortly after the executive reaches age 70, disability, death, or earlier election by the executive after age 60.
Senior executive age for participate in plan	70 years
Senior executive age for earlier election	60 years
Aggregate contribution of employer	$ 0	$ 0
Defined contribution plan eligibility minimum service period			1 year
Defined contribution retirement plan, Maximum matching contribution percentage			5.00%
Aggregate contribution of employer	1,734,000	583,000	643,000
Company-Owned Life Insurance Policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional compensation of employer				10.00%
Aggregate contribution of employer	395,000	43,000
Deferred compensation expenses	$ 329,000	$ 43,000